Condensed Financial Statements of Parent (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 713,099	$ 722,039
Securities, available for sale	1,203,143	990,953
Other assets	279,745	293,885
Total assets	8,904,122	7,286,865
Liabilities and Stockholders' Equity
Notes payable	56,327	141,539
Stockholders' equity	1,311,141	1,144,496
Total liabilities and stockholders' equity	8,904,122	7,286,865
Hilltop Holdings Inc.
Assets
Cash and cash equivalents	163,856	204,754	533,374
Securities, available for sale	69,023	64,082	70,513
Investment in subsidiaries	1,069,226	944,546	126,017
Other assets	14,293	27,743	24,884
Total assets	1,316,398	1,241,125	754,788
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	5,257	5,779	8,555
Notes payable		90,850	90,850
Stockholders' equity	1,311,141	1,144,496	655,383
Total liabilities and stockholders' equity	$ 1,316,398	$ 1,241,125	$ 754,788